ACCRUED PAYROLL - OFFICER	9 Months Ended
Sep. 30, 2022
Compensation Related Costs [Abstract]
ACCRUED PAYROLL - OFFICER

NOTE 5 – ACCRUED PAYROLL - OFFICER

The Company has recorded accrued and unpaid payroll liability to its Chief Executive Officer (the “Officer”) of $996,125 and $798,471 as of September 30, 2022 and December 31, 2021, respectively. The Company has recorded $213,466 and $213,466 as payroll expense of the Officer for the nine months ended September 30, 2022 and 2021, respectively (See NOTE 8).